Note 9 - Office Properties and Equipment (Details) - Future Minimum Rent Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Rent Commitments [Abstract]
2013	$ 160
2014	160
2015	160
2016	160
2017	160
2018 and thereafter	27
Total	$ 827